Loss Per Share (Tables)	12 Months Ended
Dec. 31, 2018
Earnings Per Share [Abstract]
Summary of Loss Per Share	The calculation of loss per share is as follows:

	2016	2017	2018
In $ thousands, except share and per share data
Basic and diluted
Loss attributable to owners of the parent	(81,414)	(112,275)	(155,575)
Shares used in calculation
Weighted-average shares outstanding	188,679,490	223,465,734	264,432,214
Basic and diluted loss per share attributable to owners of the parent	(0.43)	(0.50)	(0.59)

Summary of Potential Dilutive Securities Not Included in Diluted Per Share Calculations

Potential dilutive securities that are not included in the diluted per share calculations because they would be anti-dilutive are as follows:

	2016	2017	2018
Employee options	5,462	6,675	14,649
Warrants	3,142	3,303	125
Contingently issuable shares	-	994	-